Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

Note 13 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into seven non-cancellable operating lease agreements for 7 office spaces expiring through July 2026. As of June 30, 2024, upon adoption of FASB ASU 2016-02, the Company recognized approximately RMB 1.2 million (USD 0.2 million) right of use (“ROU”) assets and RMB 0.7 million (USD 0.1 million) of lease liabilities based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of 7%, which is determined using an incremental borrowing rate with similar term in the PRC. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1 year. The Company takes the short-term lease exemption for the lease agreements with a term of less than 1 year and expensed RMB 191,113 and nil for the year ended December 31, 2023 and the six months ended June 30, 2024, respectively.

The maturity of the Company’s operating lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
	(Unaudited)	(Unaudited)
2024 (remaining six months)	463,434	65,027
2025	464,565	65,186
2026	223,563	31,369
2027	-	-
2028	-	-
Total lease payments	1,151,562	161,582
Less: Interest	64,614	9,067
Present value of lease liabilities	1,086,948	152,515